Commitments and Contingencies (Details Narrative) - USD ($)	Oct. 08, 2019	Sep. 21, 2019	Mar. 26, 2019	Mar. 21, 2019	Jan. 18, 2019	Oct. 08, 2018	Sep. 21, 2018
ATSCO, Inc [Member]
Payment on legal cost		$ 809,520			$ 810,055		$ 809,520
Litigation settlement amount				$ 810,055	$ 810,055
Seeking payment			$ 1,606,820
Gusrae Kaplan Nusbaum PLLC [Member]
Seeking payment	$ 178,926					$ 178,926